THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JANUARY 18, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 02/14/03.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2001

Check here if Amendment: [ X ]    Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Value Total (thousands): $52.385


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

                                                Edward O. Thorp and Associates, L.P.
                                                              FORM 13F
                                                          December 31, 2001

                                  Voting Authority
                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      422    17200 SH       Sole                    17200
AIRGAS INC                     COM              009363102      584    38600 SH       Sole                    38600
ALBERTO-CULVER CLASS A         COM              013068200      227     5800 SH       Sole                     5800
ALBERTSONS INC                 COM              013104104      350    11100 SH       Sole                    11100
ALLIANCE CAPITAL MANAGEMENT LP COM              01855a101      396     8200 SH       Sole                     8200
APACHE CORP                    COM              037411105      811    16250 SH       Sole                    16250
ARCHER-DANIELS-MIDLAND CO      COM              039483102      212    14800 SH       Sole                    14800
ARVINMERITOR INC               COM              043353101      316    16100 SH       Sole                    16100
BAKER HUGHES INC COM           COM              057224107      853    23400 SH       Sole                    23400
BEDFORD PROPERTY INVESTORS INC COM              076446301      427    19000 SH       Sole                    19000
BELLSOUTH CORP                 COM              079860102      851    22300 SH       Sole                    22300
BEST BUY COMPANY INC           COM              086516101      767    10300 SH       Sole                    10300
BLACK & DECKER CORP            COM              091797100     1064    28200 SH       Sole                    28200
BOISE CASCADE CORP             COM              097383103      241     7100 SH       Sole                     7100
BOSTON SCIENTIFIC CORP         COM              101137107      253    10500 SH       Sole                    10500
BRINKER INTERNATIONAL INC      COM              109641100      634    21300 SH       Sole                    21300
BROADWING INC                  COM              111620100      208    21900 SH       Sole                    21900
CAPSTEAD MTG CORP COM NO PAR   COM              14067e506      595    25300 SH       Sole                    25300
CEDAR FAIR LP-DEP RCPTS REPSTG COM              150185106      288    11600 SH       Sole                    11600
COMPUTER ASSOCIATES INTL INC   COM              204912109      266     7700 SH       Sole                     7700
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1411    70800 SH       Sole                    70800
DAIMLERCHRYSLER A.G. COM       COM              d1668r123      471    11300 SH       Sole                    11300
DIAL CORP NEW                  COM              25247d101      502    29300 SH       Sole                    29300
DISNEY WALT CO COM             COM              254687106      860    41500 SH       Sole                    41500
DOLE FOOD CO INC               COM              256605106      250     9300 SH       Sole                     9300
DOVER CORP                     COM              260003108     1242    33500 SH       Sole                    33500
DOW CHEM CO COM                COM              260543103     1415    41900 SH       Sole                    41900
EATON CORP                     COM              278058102      566     7600 SH       Sole                     7600
EQUIFAX INC                    COM              294429105      324    13400 SH       Sole                    13400
FEDERAL SIGNAL CORP COM        COM              313855108      648    29100 SH       Sole                    29100
GENERAL MOTORS CORP            COM              370442105     1302    26800 SH       Sole                    26800
GILLETTE CO COM                COM              375766102      240     7200 SH       Sole                     7200
GOLDEN STATE BANCORP INC       COM              381197102     1336    51100 SH       Sole                    51100
GREAT ATL & PAC TEA COM        COM              390064103      580    24400 SH       Sole                    24400
GTECH HOLDINGS CORP            COM              400518106      765    16900 SH       Sole                    16900
HANCOCK FABRICS INC            COM              409900107      422    32100 SH       Sole                    32100
HONDA MOTOR LTD AMERN SHS      COM              438128308      693     8500 SH       Sole                     8500
HORMEL FOODS CORP              COM              440452100      255     9500 SH       Sole                     9500
HOUSEHOLD INTL INC COM         COM              441815107      319     5500 SH       Sole                     5500
IKON OFFICE SOLUTIONS INC      COM              451713101      631    54000 SH       Sole                    54000
INPUT/OUTPUT INC               COM              457652105      164    20000 SH       Sole                    20000
INTERNATIONAL FLAV&FRA COM     COM              459506101      924    31100 SH       Sole                    31100
INTERSTATE BAKERIES CORP-DEL N COM              46072h108      892    36900 SH       Sole                    36900
J P MORGAN & CO INC            COM              46625h100      233     6400 SH       Sole                     6400
JACOBS ENGINEERING GROUP INC   COM              469814107      317     4800 SH       Sole                     4800
JDN REALTY CORP                COM              465917102      152    12300 SH       Sole                    12300
JOHNSON CONTROLS INC           COM              478366107      315     3900 SH       Sole                     3900
KIMCO REALTY CORP              COM              49446r109      861    26350 SH       Sole                    26350
LANDS END INC                  COM              515086106      236     4700 SH       Sole                     4700
LEGG MASON INC                 COM              524901105     1339    26800 SH       Sole                    26800
LOWES COS INC COM              COM              548661107      654    14100 SH       Sole                    14100
LSI LOGIC CORP COM             COM              502161102     1502    95200 SH       Sole                    95200
LYONDELL CHEMICAL COMPANY      COM              552078107      845    59000 SH       Sole                    59000
MCDERMOTT INTERNATIONAL INC    COM              580037109      483    39400 SH       Sole                    39400
MDC HOLDINGS INC-DEL           COM              552676108      607    16060 SH       Sole                    16060
MOTOROLA INC COM               COM              620076109      997    66400 SH       Sole                    66400
MUELLER INDUSTRIES INC         COM              624756102      765    23000 SH       Sole                    23000
NATIONAL DATA CORP             COM              635621105      909    26300 SH       Sole                    26300
OCEAN ENERGY INC TEX (NEW)     COM              67481e106      376    19600 SH       Sole                    19600
ORGANOGENESIS INC              COM              685906109       93    19400 SH       Sole                    19400
PACTIV CORP                    COM              695257105      357    20100 SH       Sole                    20100
PARK ELECTROCHEMICAL CORP      COM              700416209      261     9900 SH       Sole                     9900
PEP BOYS-MANNY MOE & JACK      COM              713278109      554    32300 SH       Sole                    32300
PFIZER INC                     COM              717081103      363     9100 SH       Sole                     9100
PHARMACEUTICAL RESOURCES INC   COM              717125108      693    20500 SH       Sole                    20500
PHILADELPHIA SUBURBAN CORP NEW COM              718009608      563    24975 SH       Sole                    24975
PLAINS RESOURCES INC NEW $0.10 COM              726540503      285    11600 SH       Sole                    11600
PLAYTEX PRODUCTS INC           COM              72813p100      134    13700 SH       Sole                    13700
POLYONE CORP                   COM              73179p106      445    45400 SH       Sole                    45400
PUBLIC STORAGE INC             COM              74460d109     1423    42600 SH       Sole                    42600
REYNOLDS & REYNOLDS CO-CL A    COM              761695105      667    27500 SH       Sole                    27500
SCHLUMBERGER LTD               COM              806857108      231     4200 SH       Sole                     4200
SHOPKO STORES INC              COM              824911101      137    14400 SH       Sole                    14400
SIERRA HEALTH SERVICES INC     COM              826322109       83    10200 SH       Sole                    10200
SLM HLDG CORP COM              COM              90390u102      454     5400 SH       Sole                     5400
STANDARD PACIFIC CORP NEW      COM              85375c101      499    20500 SH       Sole                    20500
STATE STREET CORP              COM              857477103     1447    27700 SH       Sole                    27700
SUPERIOR INDUSTRIES INTL INC   COM              868168105      382     9500 SH       Sole                     9500
TAUBMAN CENTERS INC            COM              876664103     1161    78200 SH       Sole                    78200
TESORO PETE CORP COM           COM              881609101      184    14000 SH       Sole                    14000
TEXAS INDS INC COM             COM              882491103      498    13500 SH       Sole                    13500
THOMAS & BETTS CORP            COM              884315102      406    19200 SH       Sole                    19200
THORNBURG MORTGAGE INC         COM              885218107      427    21700 SH       Sole                    21700
TRINITY INDS INC COM           COM              896522109      470    17300 SH       Sole                    17300
UCAR INTERNATIONAL INC         COM              90262k109      415    38800 SH       Sole                    38800
UNIVERSAL HEALTH SERVICES INC  COM              913903100      971    22700 SH       Sole                    22700
UTILICORP UNITED INC           COM              918005109      221     8800 SH       Sole                     8800
VIACOM INC CL A                COM              925524100      739    16700 SH       Sole                    16700
VINTAGE PETROLEUM INC          COM              927460105      163    11300 SH       Sole                    11300
WILLIAMS COMPANIES INC         COM              969457100      301    11800 SH       Sole                    11800
csusmeg                        COM                             787    15800 SH       Sole                    15800
REPORT SUMMARY                 91 DATA RECORDS               52385
  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
